SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenues	$ 5,904	$ 1,160	$ 9,221	$ 2,707
Cost of revenues	3,392	890	6,570	1,857
Segment operational loss	7,590	6,797	15,617	13,372
Loss on revaluation of warrant liability		(4,135)		(3,735)
Net loss	7,336	12,591	15,617	19,345
Segment assets	74,180		74,180		$ 85,160
Segment liabilities	11,293		11,293		8,739
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Segment assets	4,148		4,148		2,871
Segment liabilities	1,494		1,494		1,138
Smart carts [member]
IfrsStatementLineItems [Line Items]
Segment assets	70,032		70,032		82,289
Segment liabilities	9,799		9,799		$ 7,601
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenues	5,904	1,160	9,221	2,707
Cost of revenues	3,392	890	6,570	1,857
Segment operational loss	7,590	6,797	15,617	13,372
Loss on revaluation of warrant liability		4,135		3,735
Financial expenses, net	(254)	223		(187)
Tax expenses
Net loss	7,336	11,155	15,617	16,920
Operating segments [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	5,904	1,160	9,221	2,707
Cost of revenues	3,392	890	6,570	1,857
Operating segments [member] | Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues	1,491	979	2,358	2,332
Cost of revenues	611	890	1,310	1,847
Segment operational loss	(295)	140	(289)	66
Operating segments [member] | Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	1,491	979	2,358	2,332
Cost of revenues	611	890	1,310	1,847
Operating segments [member] | Smart carts [member]
IfrsStatementLineItems [Line Items]
Revenues	4,413	181	6,863	375
Cost of revenues	2,781		5,260	10
Segment operational loss	7,884	6,657	15,906	13,306
Operating segments [member] | Smart carts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues	4,413	181	6,863	375
Cost of revenues	$ 2,781		$ 5,260	$ 10